Outstanding Debentures (Detail) (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2004
Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029
Debt Instrument [Line Items]
Debt maturity date	Oct. 15, 2029
Next put option date	Oct. 15, 2015
Redemption date	Oct. 20, 2015
Outstanding principal amount	$ 400
Current exchange rate for each $1,000 of principal (in shares)	71.0101
Current equivalent exchange price	$ 14.08
Exchangeable share equivalents (in shares)	28,400,000
Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027
Debt Instrument [Line Items]
Debt maturity date	Apr. 15, 2027
Next put option date	Apr. 15, 2012
Redemption date	Apr. 20, 2012
Outstanding principal amount	526
Current exchange rate for each $1,000 of principal (in shares)	32.0239
Current equivalent exchange price	$ 31.23
Exchangeable share equivalents (in shares)	16,800,000
Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024
Debt Instrument [Line Items]
Debt maturity date	Apr. 15, 2024
Next put option date	Apr. 15, 2014	Apr. 15, 2010
Redemption date	Apr. 19, 2009
Outstanding principal amount	325
Current exchange rate for each $1,000 of principal (in shares)	65.3258
Current equivalent exchange price	$ 15.31
Exchangeable share equivalents (in shares)	21,200,000
Exchangeable Debentures
Debt Instrument [Line Items]
Outstanding principal amount	$ 1,251